Retirement Plans - Defined Benefit Plans - Reconciliation of Projected Benefit Obligation and Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in Projected Benefit Obligation:
Benefit obligation at beginning of fiscal year	$ 78,701	$ 81,944	$ 81,944	$ 67,686
Service cost	1,437	1,653	6,613	7,082	6,694
Interest cost	920	770	3,115	2,876	2,521
Actuarial (gain) loss			(10,472)	4,915
Benefits paid			(2,499)	(1,560)
Curtailment			0	(945)	(1,500)
Benefit obligation at end of fiscal year			78,701	81,944	67,686
Change in Plan Assets:
Plan assets at fair value at beginning of fiscal year	53,470	51,528	51,528	38,883
Actual net return (loss) on plan assets			4,052	3,520
Employer contributions	0	0	389	10,685	9,600
Benefits paid			(2,499)	(1,560)
Plan assets at fair value at end of fiscal year			53,470	51,528	38,883
Unfunded projected benefit obligation recognized in other liabilities on the consolidated balance sheets			$ (25,231)	$ (30,416)